CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
NON-CURRENT ASSETS
Total Non-current	$ 50,760	¥ 368,177	$ 17,837	¥ 123,035		¥ 123,867
CURRENT ASSETS
Total Current	27,665	200,676	28,551	196,956		209,581
TOTAL ASSETS	78,425	568,853	46,388	319,991		333,448
NON-CURRENT LIABILITIES
Lease liabilities	148	1,073	232	1,598		1,208
TOTAL NON-CURRENT LIABILITIES	10,387	75,339	11,290	77,874		77,752
CURRENT LIABILITIES
Other payables and accruals	13,239	96,022	2,425	16,724		12,098
Lease liabilities	182	1,309	190	1,317		981
Derivative financial liabilities	132	958	119	824		1,710
TOTAL CURRENT LIABILITIES	44,934	325,908	9,374	64,668		73,659
TOTAL LIABILITIES	55,321	401,247	20,664	142,542		151,411
EQUITY
Issued capital	62,146	450,782	65,351	450,782		450,782
Other capital reserves	101,374	735,319	106,600	735,319		719,110
Accumulated losses	(154,374)	(1,119,752)	(160,775)	(1,109,010)		(1,084,387)
Other comprehensive loss	(1,340)	(9,704)	(1,352)	(9,322)		(10,821)
TOTAL EQUITY	23,104	167,606	25,724	177,449	¥ 186,455	182,037	¥ 291,799	¥ 165,701
TOTAL LIABILITIES AND EQUITY	$ 78,425	¥ 568,853	46,388	319,991		333,448
Separate [member]
NON-CURRENT ASSETS
Right-of-use assets			147	1,012		360
Total Non-current			147	1,012		360
CURRENT ASSETS
Amounts due from subsidiaries			21,911	151,138		136,120
Cash and cash equivalents			790	5,447		17,017
Total Current			22,701	156,585		153,137
TOTAL ASSETS			22,848	157,597		153,497
NON-CURRENT LIABILITIES
Lease liabilities			51	351
TOTAL NON-CURRENT LIABILITIES			51	351
CURRENT LIABILITIES
Other payables and accruals			804	5,543		4,335
Due to related companies			422	2,913		2,690
Lease liabilities			97	671		373
Derivative financial liabilities			119	824		1,710
TOTAL CURRENT LIABILITIES			1,442	9,951		9,108
TOTAL LIABILITIES			1,493	10,302		9,108
EQUITY
Issued capital			62,176	428,882		428,882
Other capital reserves			127,050	876,377		860,168
Accumulated losses			(165,403)	(1,140,934)		(1,118,038)
Other comprehensive loss			(2,468)	(17,030)		(26,623)
TOTAL EQUITY			21,355	147,295		144,389
TOTAL LIABILITIES AND EQUITY			$ 22,848	¥ 157,597		¥ 153,497